Income Taxes - Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Total Current	$ 223,895	$ 266,851	$ 212,855
Deferred:
Total Deferred	(34,494)	(296,265)	(153,649)
Provision for income taxes	189,401	(29,414)	59,206
United Kingdom
Current:
Domestic	3,579	733	711
Deferred:
Domestic	(282)	4,366	19,232
United States
Current:
Foreign	(12,028)	80,140	(16,982)
Deferred:
Foreign	(20,900)	(175,539)	(109,139)
Italy
Current:
Foreign	186,402	131,155	192,712
Deferred:
Foreign	(3,186)	865	(5,837)
All other
Current:
Foreign	45,942	54,823	36,414
Deferred:
Foreign	$ (10,126)	$ (125,957)	$ (57,905)